MONY Life Insurance Company

MONY Life Insurance Company of America

Supplement dated November 30, 2016 to the current variable life and variable annuity prospectuses

This Supplement updates certain information in the most recent prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (collectively, the “Prospectus”). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged and the Prospectus is hereby incorporated by reference. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus. The purpose of this Supplement is to provide you with information regarding certain changes to the Prospectus. As applicable to your policy, please note the following changes:

On or about December 9, 2016, subject to regulatory approval, all references in the Prospectus to the names and/or sub-advisers of the Portfolios will be changed as described in the table below. Accordingly, all references to the corresponding Portfolios are also changed*:

Current Portfolio Name	New Portfolio Name	Replaced Sub-Adviser	New Sub-Adviser(s)
EQ/Calvert Socially Responsible Portfolio	1290 VT Socially Responsible Portfolio	Calvert Investment Management, Inc.	BlackRock Investment Management, LLC
AXA Large Cap Growth Managed Volatility Portfolio	No Change	Wells Capital Management, Inc.	HS Management Partners, LLC Polen Capital Management, LLC
EQ/Morgan Stanley Mid Cap Growth Portfolio	AXA/Janus Enterprise Portfolio	Morgan Stanley Investment Management Inc.	Janus Capital Management LLC

AXA Equitable Funds Management Group, LLC will continue to be the Investment Manager of the Portfolios. Also, please see “The Portfolios of the Trusts” in your Prospectus for more information.

*The name changes will occur on MONY Life Insurance Company and MONY Life Insurance Company of America’s system on or about January 20, 2017.